Loans (Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 0	¥ 0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		408,427	411,071
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		364,417	375,386
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		110,624	106,697
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		13,430	18,818
Domestic | Services
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		40,774	45,287
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		148,560	159,649
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		27,294	17,417
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		8,529	7,933
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		246	2,518
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		14,960	17,067
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1],[2]	0	0
Loan forgiveness or debt to equity swaps charge-off	[2]	0	0
Interest rate reduction and/or postponement of principal and/or interest	[2]	¥ 44,010	¥ 35,685

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	The majority of Total foreign consist of Commercial and Industrial loans.